1. Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Reconciliations of the amounts used in the computation of both basic earnings per common share and diluted earnings per common share
	Net Earnings (Dollars in thousands)	Weighted Average Number of Shares	Per Share Amount
Basic earnings per share	$14,067	5,941,873	$2.37
Effect of dilutive securities:
Restricted stock units	—	25,438
Diluted earnings per share	$14,067	5,967,311	$2.36

For the year ended December 31, 2018

	Net Earnings (Dollars in thousands)	Weighted Average Number of Shares	Per Share Amount
Basic earnings per share	$13,382	5,995,256	$2.23
Effect of dilutive securities:
Restricted stock units	—	20,240
Diluted earnings per share	$13,382	6,015,496	$2.22

For the year ended December 31, 2017

	Net Earnings (Dollars in thousands)	Weighted Average Number of Shares	Per Share Amount
Basic earnings per share	$10,268	5,988,183	$1.71
Effect of dilutive securities:
Restricted stock units	—	74,667
Diluted earnings per share	$10,268	6,062,850	$1.69